Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Comprehensive Income
Net income (loss)	[1]	$ 23,259	$ 14,065	$ (34,328)
Other comprehensive income, net of tax		0	0	0
Comprehensive income (loss)		$ 23,259	$ 14,065	$ (34,328)

[1]	Included in net income is interest paid amounting to $60.4 million, $65.7 million and $69.3 million for the years ended December 31, 2025, 2024 and 2023, respectively.